Cover	Nov. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2024
Entity File Number	000-30264
Entity Registrant Name	NETWORK CN INC.
Entity Central Index Key	0000934796
Entity Tax Identification Number	90-0370486
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13/F
Entity Address, Address Line Two	SPA Centre
Entity Address, Address Line Three	53-55 Lockhart Road
Entity Address, City or Town	Wan Chai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	9029 0586
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NWCN
Entity Emerging Growth Company	false